The 2012 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I	13,326	$134,369	$134,403
Diversified Bond	Diversified Bond Class I	7,827	70,404	64,142
Floating Rate Loan	Floating Rate Loan Class I	5,010	31,820	29,321
High Yield Bond	High Yield Bond Class I	8,789	50,895	55,419
Inflation Managed	Inflation Managed Class I	13,136	138,425	139,677
Managed Bond	Managed Bond Class I	160,832	1,666,113	1,857,490
Short Duration Bond	Short Duration Bond Class I	4,324	40,021	40,735
American Funds® Growth	American Funds Growth Class I	1,310	8,291	12,301
American Funds Growth-Income	American Funds Growth-Income Class I	5,072	48,744	53,040
Comstock	Comstock Class I	6,513	45,784	53,537
Dividend Growth	Dividend Growth Class I	2,447	19,018	24,813
Equity Index	Equity Index Class I	446	8,701	13,669
Focused 30	Focused 30 Class I	8,042	77,271	100,346
Growth LT	Growth LT Class I	46,736	679,477	625,027
Large-Cap Growth	Large-Cap Growth Class I	16,815	87,308	86,893
Large-Cap Value	Large-Cap Value Class I	16,363	145,203	196,743
Long/Short Large-Cap	Long/Short Large-Cap Class I	863	5,730	6,098
Main Street® Core	Main Street Core Class I	132,682	2,433,325	2,598,444
Mid-Cap Equity	Mid-Cap Equity Class I	12,555	130,793	124,867
Mid-Cap Growth	Mid-Cap Growth Class I	15,776	79,773	112,868
Small-Cap Equity	Small-Cap Equity Class I	78	1,066	915
Small-Cap Growth	Small-Cap Growth Class I	62,644	529,347	608,009
Small-Cap Index	Small-Cap Index Class I	6,671	52,914	82,820
Small-Cap Value	Small-Cap Value Class I	1,143	11,291	12,978
Health Sciences	Health Sciences Class I	425	3,980	6,093
Real Estate	Real Estate Class I	10,124	152,475	165,234
Technology	Technology Class I	650	2,561	2,731
Emerging Markets	Emerging Markets Class I	15,132	203,720	221,424
International Large-Cap	International Large-Cap Class I	14,522	82,808	97,708
International Small-Cap	International Small-Cap Class I	251	1,441	1,589
International Value	International Value Class I	48,983	494,032	475,286

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond

ASSETS
Investments in mutual funds, at value	$134,403	$64,142	$29,321	$55,419	$139,677	$1,857,490	$40,735
Receivables:
Due from Pacific Life Insurance Company	685	—	—	—	—	342	—
Investments sold	—	7	3	6	46	—	5

Total Assets	135,088	64,149	29,324	55,425	139,723	1,857,832	40,740

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	3	2	46	—	3
Investments purchased	177	—	—	—	—	342
Other	—	9	3	—	50	1,905	—

Total Liabilities	177	16	6	2	96	2,247	3

NET ASSETS	$134,911	$64,133	$29,318	$55,423	$139,627	$1,855,585	$40,737

Units Outstanding	11,147	5,062	3,095	3,114	6,345	78,800	3,717

Accumulation Unit Values	$12.10	$12.67	$9.47	$17.80	$22.01	$23.55	$10.96

Cost of Investments	$134,369	$70,404	$31,820	$50,895	$138,425	$1,666,113	$40,021

	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth LT

ASSETS
Investments in mutual funds, at value	$12,301	$53,040	$53,537	$24,813	$13,669	$100,346	$625,027
Receivables:
Investments sold	1	6	6	3	2	11	5

Total Assets	12,302	53,046	53,543	24,816	13,671	100,357	625,032

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	6	6	3	2	11	5
Other	1	10	1	2	3	5	1,119

Total Liabilities	2	16	7	5	5	16	1,124

NET ASSETS	$12,300	$53,030	$53,536	$24,811	$13,666	$100,341	$623,908

Units Outstanding	907	4,350	4,690	1,963	1,295	7,871	61,811

Accumulation Unit Values	$13.56	$12.19	$11.41	$12.64	$10.55	$12.75	$10.09

Cost of Investments	$8,291	$48,744	$45,784	$19,018	$8,701	$77,271	$679,477

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Equity

ASSETS
Investments in mutual funds, at value	$86,893	$196,743	$6,098	$2,598,444	$124,867	$112,868	$915
Receivables:
Due from Pacific Life Insurance Company	—	—	—	235	—	—	—
Investments sold	32	22	1	—	14	13	—

Total Assets	86,925	196,765	6,099	2,598,679	124,881	112,881	915

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	23	22	1	—	14	13	—
Investments purchased	—	—	—	235	—	—	—
Other	—	7	2	376	13	7	3

Total Liabilities	23	29	3	611	27	20	3

NET ASSETS	$86,902	$196,736	$6,096	$2,598,068	$124,854	$112,861	$912

Units Outstanding	11,332	13,231	599	255,333	5,472	11,412	54

Accumulation Unit Values	$7.67	$14.87	$10.18	$10.18	$22.82	$9.89	$16.88

Cost of Investments	$87,308	$145,203	$5,730	$2,433,325	$130,793	$79,773	$1,066

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Health	Real		Emerging
	Growth	Index	Value	Sciences	Estate	Technology	Markets

ASSETS
Investments in mutual funds, at value	$608,009	$82,820	$12,978	$6,093	$165,234	$2,731	$221,424
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1	—	—	—
Investments sold	29,674	9	1	1	19	—	25

Total Assets	637,683	82,829	12,979	6,095	165,253	2,731	221,449

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	29,674	9	—	—	19	—	25
Other	689	12	—	—	15	2	27

Total Liabilities	30,363	21	—	—	34	2	52

NET ASSETS	$607,320	$82,808	$12,979	$6,095	$165,219	$2,729	$221,397

Units Outstanding	59,210	5,643	516	322	4,191	461	7,826

Accumulation Unit Values	$10.26	$14.67	$25.17	$18.94	$39.42	$5.92	$28.29

Cost of Investments	$529,347	$52,914	$11,291	$3,980	$152,475	$2,561	$203,720

	International	International	International
	Large-Cap	Small-Cap	Value

ASSETS
Investments in mutual funds, at value	$97,708	$1,589	$475,286
Receivables:
Due from Pacific Life Insurance Company	—	—	1,574
Investments sold	11	—	2,127

Total Assets	97,719	1,589	478,987

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11	—	—
Other	7	3	—

Total Liabilities	18	3	—

NET ASSETS	$97,701	$1,586	$478,987

Units Outstanding	8,243	181	40,666

Accumulation Unit Values	$11.85	$8.74	$11.78

Cost of Investments	$82,808	$1,441	$494,032

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond

INVESTMENT INCOME
Dividends from mutual fund investments	$3	$1,861	$1,478	$4,504	$3,186	$96,101	$320
EXPENSES
Mortality and expense risk	2,467	796	370	797	1,724	24,065	501
Administrative fees	296	96	44	96	207	2,888	60

Total Expenses	2,763	892	414	893	1,931	26,953	561

Net Investment Income (Loss)	(2,760)	969	1,064	3,611	1,255	69,148	(241)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4	(996)	(895)	(1,510)	(439)	(2,565)	(7)
Capital gain distributions from mutual fund investments	—	553	—	—	22,129	2,184	—

Realized Gain (Loss) on Investments	4	(443)	(895)	(1,510)	21,690	(381)	(7)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(7)	3,667	1,709	5,816	(12,003)	101,056	934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,763)	$4,193	$1,878	$7,917	$10,942	$169,823	$686

	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth LT

INVESTMENT INCOME
Dividends from mutual fund investments	$21	$581	$986	$399	$323	$—	$5,549
EXPENSES
Mortality and expense risk	147	730	727	439	181	1,186	7,814
Administrative fees	18	88	87	53	22	142	938

Total Expenses	165	818	814	492	203	1,328	8,752

Net Investment Income (Loss)	(144)	(237)	172	(93)	120	(1,328)	(3,203)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	19	(3,451)	110	2,019	911	(49)	(13,842)
Capital gain distributions from mutual fund investments	—	—	3,353	1,025	—	9,398	214,619

Realized Gain (Loss) on Investments	19	(3,451)	3,463	3,044	911	9,349	200,777

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	1,801	11,536	4,835	935	886	9,397	(101,459)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,676	$7,848	$8,470	$3,886	$1,917	$17,418	$96,115

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Equity

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$3,783	$50	$26,377	$872	$489	$16
EXPENSES
Mortality and expense risk	1,044	2,336	74	34,157	1,643	1,428	10
Administrative fees	125	280	8	4,099	197	171	1

Total Expenses	1,169	2,616	82	38,256	1,840	1,599	11

Net Investment Income (Loss)	(1,169)	1,167	(32)	(11,879)	(968)	(1,110)	5

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(194)	75	(72)	20,887	(4,597)	(146)	(6)
Capital gain distributions from mutual fund investments	13,922	4,681	811	120,895	28,821	25,916	43

Realized Gain on Investments	13,728	4,756	739	141,782	24,224	25,770	37

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(343)	19,233	190	264,519	(15,880)	(18,326)	70

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,216	$25,156	$897	$394,422	$7,376	$6,334	$112

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2012

	Variable Accounts
	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate	Technology	Emerging Markets

INVESTMENT INCOME
Dividends from mutual fund investments	$519	$862	$257	$—	$1,902	$—	$1,586
EXPENSES
Mortality and expense risk	8,284	995	155	74	2,104	35	2,273
Administrative fees	994	120	18	8	252	4	273

Total Expenses	9,278	1,115	173	82	2,356	39	2,546

Net Investment Income (Loss)	(8,759)	(253)	84	(82)	(454)	(39)	(960)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(18,549)	459	(15)	7	1,194	—	(398)
Capital gain distributions from mutual fund investments	93,139	1,291	1,357	304	7,302	238	21,772

Realized Gain on Investments	74,590	1,750	1,342	311	8,496	238	21,374

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	13,345	9,081	(294)	950	17,589	(52)	(3,178)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,176	$10,578	$1,132	$1,179	$25,631	$147	$17,236

	International Large-Cap	International Small-Cap	International Value

INVESTMENT INCOME
Dividends from mutual fund investments	$1,380	$41	$15,644
EXPENSES
Mortality and expense risk	1,145	18	5,908
Administrative fees	137	3	709

Total Expenses	1,282	21	6,617

Net Investment Income	98	20	9,027

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(1,677)	(11)	(36,042)
Capital gain distributions from mutual fund investments	—	—	—

Realized Loss on Investments	(1,677)	(11)	(36,042)

CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	18,608	215	96,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,029	$224	$69,613

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,760)	($5,603)	$969	$15,540	$1,064	$7,331
Realized gain (loss) on investments	4	(4)	(443)	279	(895)	(92)
Change in net unrealized appreciation (depreciation) on investments	(7)	3	3,667	(13,014)	1,709	(7,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,763)	(5,604)	4,193	2,805	1,878	153

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2	2	16	8	16	4
Transfers between variable and fixed accounts, net	(84,599)	44,663	481	6,983	471	15,150
Contract charges and deductions	(85)	(70,383)	(32)	(35)	(1)	(1)
Surrenders	(14,296)	(3,816)	(2,911)	(16,145)	(2,830)	(6,782)
Other	1	47	(1)	(1)	1	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(98,977)	(29,487)	(2,447)	(9,190)	(2,343)	8,374

NET INCREASE (DECREASE) IN NET ASSETS	(101,740)	(35,091)	1,746	(6,385)	(465)	8,527

NET ASSETS
Beginning of Year	236,651	271,742	62,387	68,772	29,783	21,256

End of Year	$134,911	$236,651	$64,133	$62,387	$29,318	$29,783

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,611	$8,504	$1,255	$6,272	$69,148	$87,222
Realized gain (loss) on investments	(1,510)	(3,440)	21,690	16,560	(381)	55,472
Change in net unrealized appreciation (depreciation) on investments	5,816	(5,766)	(12,003)	(6,272)	101,056	(87,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,917	(702)	10,942	16,560	169,823	54,996

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16	3	16	11	2,941	4,570
Transfers between variable and fixed accounts, net	(407)	59,729	(166)	(22,975)	23,610	(59,988)
Contract charges and deductions	(21)	(44,636)	(78)	(49,852)	(10,029)	(119,727)
Surrenders	(24,759)	(7,296)	(4,748)	(16,581)	(239,012)	(399,891)
Other	1	—	(3)	516	1,594	886

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(25,170)	7,800	(4,979)	(88,881)	(220,896)	(574,150)

NET INCREASE (DECREASE) IN NET ASSETS	(17,253)	7,098	5,963	(72,321)	(51,073)	(519,154)

NET ASSETS
Beginning of Year	72,676	65,578	133,664	205,985	1,906,658	2,425,812

End of Year	$55,423	$72,676	$139,627	$133,664	$1,855,585	$1,906,658

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Short Duration Bond		American Funds Growth		American Funds Growth- Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($241)	$626	($144)	($287)	($237)	($216)
Realized gain (loss) on investments	(7)	(109)	19	(5,280)	(3,451)	(501)
Change in net unrealized appreciation (depreciation) on investments	934	(669)	1,801	4,387	11,536	(1,687)

Net Increase (Decrease) in Net Assets Resulting from Operations	686	(152)	1,676	(1,180)	7,848	(2,404)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	7	—	4	2	2
Transfers between variable and fixed accounts, net	1,419	66,614	56	(15,392)	22	895
Contract charges and deductions	(11)	(70,165)	(28)	(27)	(77)	(78)
Surrenders	—	(9,794)	—	(495)	(16,359)	(120)
Other	(1)	—	—	—	(1)	2,439

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,407	(13,338)	28	(15,910)	(16,413)	3,138

NET INCREASE (DECREASE) IN NET ASSETS	2,093	(13,490)	1,704	(17,090)	(8,565)	734

NET ASSETS
Beginning of Year	38,644	52,134	10,596	27,686	61,595	60,861

End of Year	$40,737	$38,644	$12,300	$10,596	$53,030	$61,595

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$172	$5,619	($93)	$1,112	$120	$218
Realized gain on investments	3,463	304	3,044	1,643	911	929
Change in net unrealized appreciation (depreciation) on investments	4,835	(8,441)	935	(973)	886	(904)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,470	(2,518)	3,886	1,782	1,917	243

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	3	—	2	4	7
Transfers between variable and fixed accounts, net	(279)	4,125	(1,991)	16,876	(565)	(343)
Contract charges and deductions	(22)	(27)	(10)	(13)	(24)	(24)
Surrenders	(15,541)	(4,896)	(21,850)	(4,086)	(2,567)	(2,732)
Other	(1)	1	1	(1)	4	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,843)	(794)	(23,850)	12,778	(3,148)	(3,092)

NET INCREASE (DECREASE) IN NET ASSETS	(7,373)	(3,312)	(19,964)	14,560	(1,231)	(2,849)

NET ASSETS
Beginning of Year	60,909	64,221	44,775	30,215	14,897	17,746

End of Year	$53,536	$60,909	$24,811	$44,775	$13,666	$14,897

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011

	Focused 30		Growth LT		Large-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,328)	($1,232)	($3,203)	($1,896)	($1,169)	($1,208)
Realized gain (loss) on investments	9,349	(471)	200,777	23,000	13,728	9,152
Change in net unrealized appreciation (depreciation) on investments	9,397	(8,520)	(101,459)	(66,930)	(343)	(7,501)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,418	(10,223)	96,115	(45,826)	12,216	443

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,400	2,400	9,493	5,821	1,800	1,800
Transfers between variable and fixed accounts, net	—	4,107	(518)	905	(269)	(3,743)
Contract charges and deductions	(28)	(31)	(12,544)	(24,976)	(46)	(46)
Surrenders	—	(3,664)	(54,740)	(30,875)	(84)	(1,258)
Other	—	1	(204)	2,441	1	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,372	2,813	(58,513)	(46,684)	1,402	(3,246)

NET INCREASE (DECREASE) IN NET ASSETS	19,790	(7,410)	37,602	(92,510)	13,618	(2,803)

NET ASSETS
Beginning of Year	80,551	87,961	586,306	678,816	73,284	76,087

End of Year	$100,341	$80,551	$623,908	$586,306	$86,902	$73,284

	Large-Cap Value		Long/Short Large-Cap		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,167	$11,066	($32)	$583	($11,879)	($5,695)
Realized gain on investments	4,756	4,661	739	642	141,782	227,709
Change in net unrealized appreciation (depreciation) on investments	19,233	(8,619)	190	(1,409)	264,519	(247,586)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,156	7,108	897	(184)	394,422	(25,572)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,964	3,969	—	2	17,015	11,427
Transfers between variable and fixed accounts, net	(1,466)	(6,837)	(283)	873	(41,137)	(50,993)
Contract charges and deductions	(60)	(11,479)	—	—	(35,655)	(86,536)
Surrenders	(300)	(4,300)	—	(1,618)	(381,057)	(257,287)
Other	(1)	—	(1)	—	(76)	479

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,137	(18,647)	(284)	(743)	(440,910)	(382,910)

NET INCREASE (DECREASE) IN NET ASSETS	27,293	(11,539)	613	(927)	(46,488)	(408,482)

NET ASSETS
Beginning of Year	169,443	180,982	5,483	6,410	2,644,556	3,053,038

End of Year	$196,736	$169,443	$6,096	$5,483	$2,598,068	$2,644,556

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Mid-Cap Equity		Mid-Cap Growth		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($968)	($709)	($1,110)	($1,824)	$5	$45
Realized gain on investments	24,224	20,828	25,770	5,523	37	123
Change in net unrealized appreciation (depreciation) on investments	(15,880)	(29,348)	(18,326)	(17,380)	70	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,376	(9,229)	6,334	(13,681)	112	(75)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	602	609	600	601	—	—
Transfers between variable and fixed accounts, net	446	(3,846)	387	(6,590)	39	677
Contract charges and deductions	(1,323)	(91)	(1,218)	(59)	(1)	(1)
Surrenders	(14,692)	(3,091)	(69)	(2,006)	—	—
Other	—	1,013	(1)	405	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,967)	(5,406)	(301)	(7,649)	38	676

NET INCREASE (DECREASE) IN NET ASSETS	(7,591)	(14,635)	6,033	(21,330)	150	601

NET ASSETS
Beginning of Year	132,445	147,080	106,828	128,158	762	161

End of Year	$124,854	$132,445	$112,861	$106,828	$912	$762

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,759)	($8,511)	($253)	($599)	$84	($22)
Realized gain on investments	74,590	70,643	1,750	151	1,342	10,164
Change in net unrealized appreciation (depreciation) on investments	13,345	(87,439)	9,081	(4,177)	(294)	(5,729)

Net Increase (Decrease) in Net Assets Resulting from Operations	79,176	(25,307)	10,578	(4,625)	1,132	4,413

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,971	389	842	843	—	1
Transfers between variable and fixed accounts, net	(88,679)	249,164	90	5	107	(87,309)
Contract charges and deductions	(3,907)	(5,104)	(53)	(53)	(19)	(20)
Surrenders	(93,246)	(19,083)	(3,040)	(849)	—	(803)
Other	(63)	(7)	(2)	—	(1)	408

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(181,924)	225,359	(2,163)	(54)	87	(87,723)

NET INCREASE (DECREASE) IN NET ASSETS	(102,748)	200,052	8,415	(4,679)	1,219	(83,310)

NET ASSETS
Beginning of Year	710,068	510,016	74,393	79,072	11,760	95,070

End of Year	$607,320	$710,068	$82,808	$74,393	$12,979	$11,760

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($82)	($67)	($454)	($2,388)	($39)	($74)
Realized gain (loss) on investments	311	350	8,496	(6,313)	238	84
Change in net unrealized appreciation (depreciation) on investments	950	182	17,589	13,232	(52)	(535)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,179	465	25,631	4,531	147	(525)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	—	(59,351)	(6,227)	—	(1,915)
Contract charges and deductions	(14)	(12)	(36)	(20,819)	(7)	(9)
Surrenders	—	—	—	(796)	—	(776)
Other	—	—	6	484	(1)	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(14)	(12)	(59,381)	(27,358)	(8)	(2,701)

NET INCREASE (DECREASE) IN NET ASSETS	1,165	453	(33,750)	(22,827)	139	(3,226)

NET ASSETS
Beginning of Year	4,930	4,477	198,969	221,796	2,590	5,816

End of Year	$6,095	$4,930	$165,219	$198,969	$2,729	$2,590

	Emerging Markets		International Large-Cap		International Small-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($960)	$149	$98	$4,358	$20	$312
Realized gain (loss) on investments	21,374	11,047	(1,677)	(1,055)	(11)	6
Change in net unrealized appreciation (depreciation) on investments	(3,178)	(37,808)	18,608	(13,916)	215	(512)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,236	(26,612)	17,029	(10,613)	224	(194)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	600	600	1,200	1,204	—	1
Transfers between variable and fixed accounts, net	144,487	(170,299)	(283)	(151)	177	282
Contract charges and deductions	(59)	(61)	(62)	(64)	—	(1)
Surrenders	(2,306)	(2,014)	(6,825)	(3,276)	—	(133)
Other	(20)	9	(1)	—	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	142,702	(171,765)	(5,971)	(2,287)	176	150

NET INCREASE (DECREASE) IN NET ASSETS	159,938	(198,377)	11,058	(12,900)	400	(44)

NET ASSETS
Beginning of Year	61,459	259,836	86,643	99,543	1,186	1,230

End of Year	$221,397	$61,459	$97,701	$86,643	$1,586	$1,186

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

	International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,027	$41,750
Realized loss on investments	(36,042)	(20,026)
Change in net unrealized appreciation (depreciation) on investments	96,628	(92,355)

Net Increase (Decrease) in Net Assets Resulting from Operations	69,613	(70,631)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,960	1,434
Transfers between variable and fixed accounts, net	10,652	4,257
Contract charges and deductions	(3,773)	(27,080)
Surrenders	(73,636)	(46,112)
Other	562	465

Net Decrease in Net Assets Derived from Contract Owner Transactions	(62,235)	(67,036)

NET INCREASE (DECREASE) IN NET ASSETS	7,378	(137,667)

NET ASSETS
Beginning of Year	471,609	609,276

End of Year	$478,987	$471,609

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Cash Management
2012 (4)	$12.10	11,147	$134,911	0.00%	1.40%	(1.39%)
2011	12.27	19,281	236,651	0.00%	1.40%	(1.39%)
2010	12.45	21,833	271,742	0.01%	1.40%	(1.44%)
2009	12.63	25,214	318,423	0.24%	1.40%	(1.22%)
2008	12.79	42,415	542,277	1.98%	1.40%	0.94%
Diversified Bond
2012	$12.67	5,062	$64,133	2.93%	1.40%	6.86%
2011	11.86	5,261	62,387	25.44%	1.40%	4.47%
2010	11.35	6,059	68,772	2.88%	1.40%	6.54%
2009	10.65	6,775	72,179	3.68%	1.40%	12.55%
2008	9.47	5,827	55,151	3.85%	1.40%	(9.09%)
Floating Rate Loan
2012	$9.47	3,095	$29,318	5.02%	1.40%	6.59%
2011	8.89	3,352	29,783	30.10%	1.40%	1.08%
2010	8.79	2,418	21,256	4.75%	1.40%	5.78%
2009	8.31	2,341	19,455	3.49%	1.40%	22.58%
2008	6.78	4,966	33,665	6.87%	1.40%	(30.26%)
High Yield Bond
2012	$17.80	3,114	$55,423	7.09%	1.40%	13.69%
2011	15.65	4,643	72,676	11.49%	1.40%	1.98%
2010	15.35	4,272	65,578	8.34%	1.40%	12.93%
2009	13.59	3,620	49,205	7.70%	1.40%	37.93%
2008	9.85	3,842	37,859	7.11%	1.40%	(23.28%)
Inflation Managed
2012	$22.01	6,345	$139,627	2.32%	1.40%	8.34%
2011	20.31	6,580	133,664	5.33%	1.40%	10.30%
2010	18.42	11,186	205,985	1.95%	1.40%	7.27%
2009	17.17	18,850	323,612	4.06%	1.40%	19.12%
2008	14.41	18,882	272,120	2.54%	1.40%	(10.60%)
Managed Bond
2012	$23.55	78,800	$1,855,585	5.01%	1.40%	9.29%
2011	21.55	88,493	1,906,658	5.43%	1.40%	2.40%
2010	21.04	115,292	2,425,812	3.51%	1.40%	7.45%
2009	19.58	103,183	2,020,573	6.48%	1.40%	19.33%
2008	16.41	131,416	2,156,634	4.16%	1.40%	(3.07%)
Short Duration Bond
2012	$10.96	3,717	$40,737	0.80%	1.40%	1.75%
2011	10.77	3,588	38,644	2.21%	1.40%	(0.53%)
2010	10.83	4,815	52,134	1.43%	1.40%	1.97%
2009	10.62	6,337	67,294	3.07%	1.40%	7.15%
2008	9.91	5,850	57,979	3.70%	1.40%	(6.41%)
American Funds Growth
2012	$13.56	907	$12,300	0.18%	1.40%	15.81%
2011	11.71	905	10,596	0.11%	1.40%	(5.98%)
2010 (4)	12.45	2,223	27,686	0.00%	1.40%	16.62%
2009	10.68	2,205	23,543	0.13%	1.40%	36.93%
2008	7.80	2,217	17,289	0.38%	1.40%	(44.97%)
American Funds Growth-Income
2012	$12.19	4,350	$53,030	1.00%	1.40%	15.43%
2011	10.56	5,832	61,595	1.05%	1.40%	(3.59%)
2010 (4)	10.96	5,555	60,861	0.00%	1.40%	9.48%
2009	10.01	5,561	55,642	1.23%	1.40%	28.92%
2008	7.76	5,929	46,015	1.25%	1.40%	(38.94%)
Comstock
2012	$11.41	4,690	$53,536	1.70%	1.40%	16.89%
2011	9.77	6,237	60,909	9.92%	1.40%	(3.46%)
2010	10.12	6,348	64,221	1.29%	1.40%	13.82%
2009	8.89	6,338	56,333	1.45%	1.40%	26.89%
2008	7.00	6,352	44,494	0.79%	1.40%	(37.67%)
Dividend Growth
2012	$12.64	1,963	$24,811	1.14%	1.40%	12.96%
2011	11.19	4,002	44,775	4.50%	1.40%	1.84%
2010	10.99	2,750	30,215	0.94%	1.40%	9.23%
2009	10.06	2,756	27,718	1.23%	1.40%	30.56%
2008	7.70	4,986	38,412	1.14%	1.40%	(39.92%)
Equity Index
2012	$10.55	1,295	$13,666	2.23%	1.40%	14.16%
2011	9.24	1,612	14,897	2.68%	1.40%	0.41%
2010	9.20	1,928	17,746	1.70%	1.40%	13.21%
2009	8.13	2,701	21,962	1.70%	1.40%	24.61%
2008	6.52	2,533	16,524	2.01%	1.40%	(38.22%)

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Focused 30
2012	$12.75	7,871	$100,341	0.00%	1.40%	21.49%
2011	10.49	7,677	80,551	0.00%	1.40%	(10.95%)
2010	11.78	7,465	87,961	0.00%	1.40%	8.81%
2009	10.83	7,909	85,646	0.00%	1.40%	48.34%
2008	7.30	7,200	52,558	0.04%	1.40%	(50.84%)
Growth LT
2012	$10.09	61,811	$623,908	0.89%	1.40%	16.59%
2011	8.66	67,722	586,306	1.10%	1.40%	(7.36%)
2010	9.35	72,634	678,816	1.09%	1.40%	9.69%
2009	8.52	81,960	698,281	1.09%	1.40%	35.52%
2008	6.29	109,149	686,191	0.48%	1.40%	(41.78%)
Large-Cap Growth
2012	$7.67	11,332	$86,902	0.00%	1.40%	16.58%
2011	6.58	11,141	73,284	0.00%	1.40%	(0.33%)
2010	6.60	11,528	76,087	0.00%	1.40%	12.94%
2009	5.84	10,537	61,580	0.06%	1.40%	38.55%
2008	4.22	10,894	45,954	0.00%	1.40%	(51.17%)
Large-Cap Value
2012	$14.87	13,231	$196,736	2.03%	1.40%	14.78%
2011	12.95	13,080	169,443	7.45%	1.40%	3.26%
2010	12.54	14,427	180,982	1.64%	1.40%	7.56%
2009	11.66	13,625	158,896	1.81%	1.40%	21.42%
2008	9.60	16,053	154,184	1.79%	1.40%	(35.70%)
Long/Short Large-Cap
2012	$10.18	599	$6,096	0.85%	1.40%	16.44%
2011	8.74	627	5,483	10.36%	1.40%	(3.96%)
2010	9.10	704	6,410	0.84%	1.40%	10.67%
2009	8.23	681	5,601	0.91%	1.40%	25.79%
05/02/2008-12/31/2008	6.54	286	1,872	0.87%	1.40%	(35.64%)
Main Street Core
2012	$10.18	255,333	$2,598,068	0.97%	1.40%	15.39%
2011	8.82	299,898	2,644,556	1.20%	1.40%	(0.92%)
2010	8.90	343,042	3,053,038	4.00%	1.40%	14.53%
2009	7.77	8,879	68,995	1.54%	1.40%	27.56%
2008	6.09	9,609	58,541	1.32%	1.40%	(39.72%)
Mid-Cap Equity
2012	$22.82	5,472	$124,854	0.66%	1.40%	5.85%
2011	21.56	6,144	132,445	0.90%	1.40%	(6.71%)
2010	23.11	6,365	147,080	0.97%	1.40%	21.78%
2009	18.97	6,978	132,402	1.12%	1.40%	37.71%
2008	13.78	7,810	107,610	1.20%	1.40%	(39.85%)
Mid-Cap Growth
2012	$9.89	11,412	$112,861	0.43%	1.40%	6.00%
2011	9.33	11,450	106,828	0.00%	1.40%	(9.09%)
2010	10.26	12,488	128,158	0.20%	1.40%	31.46%
2009	7.81	12,485	97,461	0.32%	1.40%	57.11%
2008	4.97	14,923	74,146	0.10%	1.40%	(49.08%)
Small-Cap Equity
2012	$16.88	54	$912	1.89%	1.40%	14.31%
2011	14.76	52	762	9.19%	1.40%	(4.72%)
2010	15.49	10	161	0.71%	1.40%	18.44%
2009	13.08	10	137	0.76%	1.40%	28.41%
2008	10.19	11	107	0.31%	1.40%	(27.14%)
Small-Cap Growth
2012	$10.26	59,210	$607,320	0.08%	1.40%	11.29%
2011	9.22	77,047	710,068	0.00%	1.40%	(4.44%)
2010	9.64	52,883	510,016	0.00%	1.40%	24.26%
2009	7.76	57,281	444,565	0.00%	1.40%	45.39%
2008	5.34	70,608	376,916	0.00%	1.40%	(47.85%)
Small-Cap Index
2012	$14.67	5,643	$82,808	1.08%	1.40%	14.52%
2011	12.81	5,805	74,393	0.62%	1.40%	(5.84%)
2010	13.61	5,810	79,072	0.83%	1.40%	24.66%
2009	10.92	6,525	71,230	1.17%	1.40%	26.41%
2008	8.64	7,136	61,627	2.11%	1.40%	(35.94%)
Small-Cap Value
2012	$25.17	516	$12,979	2.08%	1.40%	9.54%
2011	22.98	512	11,760	1.32%	1.40%	0.89%
2010	22.78	4,174	95,070	2.18%	1.40%	23.60%
2009	18.43	4,343	80,042	2.35%	1.40%	25.41%
2008	14.70	4,938	72,571	2.00%	1.40%	(29.23%)

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Health Sciences
2012	$18.94	322	$6,095	0.00%	1.40%	23.93%
2011	15.28	323	4,930	0.00%	1.40%	10.39%
2010	13.84	323	4,477	0.00%	1.40%	21.63%
2009	11.38	324	3,692	0.12%	1.40%	25.46%
2008	9.07	326	2,954	1.27%	1.40%	(29.16%)
Real Estate
2012	$39.42	4,191	$165,219	1.13%	1.40%	14.59%
2011	34.40	5,784	198,969	0.00%	1.40%	4.65%
2010	32.87	6,747	221,796	1.53%	1.40%	28.73%
2009	25.54	5,289	135,057	2.16%	1.40%	30.43%
2008	19.58	5,432	106,356	3.71%	1.40%	(40.83%)
Technology
2012	$5.92	461	$2,729	0.00%	1.40%	5.64%
2011	5.60	462	2,590	0.00%	1.40%	(6.22%)
2010	5.98	973	5,816	0.00%	1.40%	19.82%
2009	4.99	974	4,861	0.00%	1.40%	50.45%
2008	3.32	976	3,236	0.11%	1.40%	(52.31%)
Emerging Markets
2012	$28.29	7,826	$221,397	0.87%	1.40%	19.83%
2011	23.61	2,603	61,459	1.56%	1.40%	(19.11%)
2010	29.18	8,904	259,836	1.09%	1.40%	25.26%
2009	23.30	11,231	261,671	0.91%	1.40%	82.23%
2008	12.79	12,264	156,801	1.49%	1.40%	(48.41%)
International Large-Cap
2012	$11.85	8,243	$97,701	1.51%	1.40%	20.83%
2011	9.81	8,832	86,643	5.91%	1.40%	(11.37%)
2010	11.07	8,994	99,543	1.14%	1.40%	8.84%
2009	10.17	8,872	90,208	1.68%	1.40%	31.75%
2008	7.72	8,450	65,212	2.20%	1.40%	(36.25%)
International Small-Cap
2012	$8.74	181	$1,586	2.89%	1.40%	17.78%
2011	7.42	160	1,186	21.46%	1.40%	(13.48%)
2010	8.58	143	1,230	2.67%	1.40%	23.12%
2009	6.97	136	951	1.83%	1.40%	28.47%
2008	5.42	13	73	0.41%	1.40%	(48.57%)
International Value
2012	$11.78	40,666	$478,987	3.32%	1.40%	16.18%
2011	10.14	46,517	471,609	9.05%	1.40%	(14.12%)
2010	11.80	51,613	609,276	2.71%	1.40%	1.16%
2009	11.67	55,042	642,302	2.02%	1.40%	26.22%
2008	9.24	68,952	637,455	2.63%	1.40%	(48.51%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of thirty-two subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (see Note 3). Thirty-one of the thirty-two Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The remaining Variable Account, the American Funds Asset Allocation Variable Account, was registered with the Securities and Exchange Commission prior to January 1, 2012, but had not commenced operations as of December 31, 2012, and therefore is not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders, and maintenance fees and any state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Accounts invest in Class I shares of the corresponding Portfolios of the Fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2012, PLFA received net advisory fees from

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

the Portfolios at effective annual rates ranging from 0.05% to 0.99% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each Portfolio.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$152,089	$253,825
Diversified Bond	3,462	4,386
Floating Rate Loan	2,072	3,352
High Yield Bond	4,578	26,139
Inflation Managed	27,949	9,540
Managed Bond	130,726	281,880
Short Duration Bond	1,784	618
American Funds Growth	75	191
American Funds Growth-Income	602	17,252
Comstock	4,585	16,903
Dividend Growth	1,448	24,366
Equity Index	513	3,542
Focused 30	11,714	1,271
Growth LT	228,976	75,904
Large-Cap Growth	16,019	1,864
Large-Cap Value	12,522	4,536
Long/Short Large-Cap	1,044	549
Main Street Core	156,196	488,054
Mid-Cap Equity	31,056	18,170
Mid-Cap Growth	27,272	2,767
Small-Cap Equity	98	12
Small-Cap Growth	97,821	195,302
Small-Cap Index	2,987	4,111
Small-Cap Value	1,748	220
Health Sciences	304	97
Real Estate	9,218	61,758
Technology	238	46
Emerging Markets	168,257	4,724
International Large-Cap	3,642	9,515
International Small-Cap	217	21
International Value	27,514	81,284

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012			2011

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	12,452	(20,586)	(8,134)	39,976	(42,528)	(2,552)
Diversified Bond	87	(286)	(199)	1,635	(2,433)	(798)
Floating Rate Loan	65	(322)	(257)	1,765	(831)	934
High Yield Bond	5	(1,534)	(1,529)	3,791	(3,420)	371
Inflation Managed	133	(368)	(235)	2,175	(6,781)	(4,606)
Managed Bond	2,200	(11,893)	(9,693)	3,834	(30,633)	(26,799)
Short Duration Bond	136	(7)	129	6,756	(7,983)	(1,227)
American Funds Growth	4	(2)	2	101	(1,419)	(1,318)
American Funds Growth-Income	4	(1,486)	(1,482)	416	(139)	277
Comstock	26	(1,573)	(1,547)	697	(808)	(111)
Dividend Growth	2	(2,041)	(2,039)	1,975	(723)	1,252
Equity Index	19	(336)	(317)	333	(649)	(316)
Focused 30	196	(2)	194	559	(347)	212
Growth LT	1,637	(7,548)	(5,911)	1,958	(6,870)	(4,912)
Large-Cap Growth	297	(106)	191	6,673	(7,060)	(387)
Large-Cap Value	303	(152)	151	3,926	(5,273)	(1,347)
Long/Short Large-Cap	20	(48)	(28)	325	(402)	(77)
Main Street Core	2,452	(47,017)	(44,565)	2,989	(46,133)	(43,144)
Mid-Cap Equity	71	(743)	(672)	200	(421)	(221)
Mid-Cap Growth	104	(142)	(38)	8,394	(9,432)	(1,038)
Small-Cap Equity	2	—	2	42	—	42
Small-Cap Growth	1,137	(18,974)	(17,837)	28,795	(4,631)	24,164
Small-Cap Index	67	(229)	(162)	69	(74)	(5)
Small-Cap Value	6	(2)	4	69	(3,731)	(3,662)
Health Sciences	—	(1)	(1)	—	—	—
Real Estate	1	(1,594)	(1,593)	5,326	(6,289)	(963)
Technology	—	(1)	(1)	136	(647)	(511)
Emerging Markets	5,315	(92)	5,223	120	(6,420)	(6,300)
International Large-Cap	235	(824)	(589)	530	(692)	(162)
International Small-Cap	21	—	21	147	(130)	17
International Value	2,097	(7,948)	(5,851)	2,675	(7,771)	(5,096)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2012 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B of Pacific Life Insurance Company as of December 31, 2012, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report

as of December 31, 2012

• Separate Account B of

  Pacific Life Insurance Company

Form No.	480-13A